SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	7 Months Ended
Sep. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of reconciliation of Class A ordinary shares subject to possible redemption	As of September 30, 2025, the Class A ordinary shares subject to possible redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to public warrants	(1,855,333)
Class A ordinary shares issuance cost	(14,190,584)
Plus:
Remeasurement of carrying value to redemption value	16,631,158
Class A ordinary shares subject to possible redemption, September 30, 2025	$230,585,241

Schedule of calculation of basic and diluted net income per ordinary share

For the Period from
	For the Three Months Ended		March 12, 2025 (Inception) Through
	September 30, 2025		September 30, 2025
	Class A ordinary		Class A ordinary
	shares	Class B ordinary	shares	Class B ordinary
	subject to	shares not	subject to	shares not
	possible	subject to	possible	subject to
	redemption	redemption	redemption	redemption
Basic net income per share:
Numerator:
Allocation of net income	$209,699	$230,366	$125,076	$298,369
Denominator:
Basic weighted-average shares outstanding	6,318,681	6,941,392	2,846,535	6,790,429
Basic net income per ordinary share	$0.03	$0.03	$0.04	$0.04

For the Period from
	For the Three Months Ended		March 12, 2025 (Inception) Through
	September 30, 2025		September 30, 2025
		Non-		Non-
	Redeemable	Redeemable	Class A	Redeemable
	Class A	Class A and B	Redeemable	Class A and B
	Ordinary	Ordinary	Ordinary	Ordinary
	Shares	Shares	Shares	Shares
Diluted net income per share:
Numerator:
Allocation of net income	$198,825	$241,240	$120,974	$302,471
Denominator:
Diluted weighted-average shares outstanding	6,318,681	7,666,667	2,846,535	7,117,162
Diluted net income per ordinary share	$0.03	$0.03	$0.04	$0.04